                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2007

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):        [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: Executive Vice President and Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

/s/ Thomas S. Gayner                Richmond, VA                        02/13/08
-------------------------------     -------------------------------     --------
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                           1
                                                                   -----------
Form 13F Information Table Entry Total:                                    112
                                                                   -----------
Form 13F Information Table Value Total:                            $  1,956740
                                                                   -----------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number             Name
--- -------------------------------  ------------------------------------------
 1  28-6056                          Markel Gayner Asset Management Corporation

                          FORM 13F INFORMATION TABLE

                                                                                                          VOTING AUTHORITY
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   ---------------------
NAME OF ISSUER                      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
--------------                      -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
3M Company                               COM       88579y101    5059    60000 SH       SOLE               60000
                                                                 868    10300 SH       DEFINED    01      10000           300
Aflac                                    COM       001055102    2505    40000 SH       SOLE               40000
                                                               22855   364920 SH       DEFINED    01     345000         19920
Alleghany Corporation                    COM       017175100    1608     4000 SH       SOLE                4000
Allied Capital                           COM       01903Q108    9429   438540 SH       DEFINED    01     404015         34525
Altria                                   COM       02209S103    8820   116700 SH       DEFINED    01     114500          2200
American Express                         COM       025816109     520    10000 SH       SOLE               10000
                                                               20459   393288 SH       DEFINED    01     339000         54288
American International Group             COM       026874107    1166    20000 SH       SOLE               20000
                                                                1338    22955 SH       DEFINED    01      20000          2955
Anheuser Busch                           COM       035229103    1047    20000 SH       SOLE               20000
                                                               81532  1557737 SH       DEFINED    01    1423000        134737
Automatic Data Processing                COM       053015103   13680   307200 SH       DEFINED    01     300700          6500
Bank of America                          COM       060505104   21661   525000 SH       SOLE              525000
                                                                8415   203946 SH       DEFINED    01     130000         73946
Bank of New York Mellon Corp             COM       064058100    1610    33019 SH       SOLE               33019
                                                               17581   360560 SH       DEFINED    01     334907         25653
Berkshire Hathaway Class B               COM       084670207   16221     3425 SH       SOLE                3425
                                                              133124    28109 SH       DEFINED    01      26575          1534
Berkshire Hathaway, Inc.                 COM       084670108   14868      105 SH       SOLE                 105
                                                              112855      797 SH       DEFINED    01        755            42
Brookfield Asset Management              COM       112585104    6499   182205 SH       SOLE              182205
                                                               51774  1451469 SH       DEFINED    01    1240343        211126
Brown & Brown                            COM       115236101    8592   365628 SH       DEFINED    01     365628
Brown Forman Class A                     COM       115637100   21304   284660 SH       DEFINED    01     281000          3660

                                                                                                          VOTING AUTHORITY
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   ---------------------
NAME OF ISSUER                      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
--------------                      -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
Carmax                                   COM       143130102    3160   160000 SH       SOLE              160000
                                                              104035  5267572 SH       DEFINED    01    4803070        464502
Caterpillar Inc                          COM       149123101    9796   135000 SH       SOLE              135000
                                                                4520    62300 SH       DEFINED    01      60000          2300
Charles Schwab                           COM       808513105    1405    55000 SH       SOLE               55000
                                                               11505   450300 SH       DEFINED    01     450000           300
Cincinnati Financial                     COM       172062101   21383   540799 SH       DEFINED    01     530686         10113
Cintas Corp                              COM       172908105    1345    40000 SH       SOLE               40000
                                                                1009    30000 SH       DEFINED    01      30000
Citigroup                                COM       172967101    6035   205000 SH       SOLE              205000
                                                               38977  1323940 SH       DEFINED    01    1200000        123940
Comcast                                  COM       20030N101   10180   557500 SH       SOLE              557500
                                                                6472   354450 SH       DEFINED    01     255000         99450
Corus Bankshares                         COM       220873103    3564   334000 SH       DEFINED    01     327000          7000
Diageo PLC                               COM       25243Q205    2575    30000 SH       SOLE               30000
                                                              106458  1240341 SH       DEFINED    01    1160000         80341
Exxon Corporation                        COM       302290101   34337   366493 SH       DEFINED    01     349800         16693
Fairfax Financial Holdings Ltd           COM       303901102   91407   319459 SH       SOLE              319459
Federated Investors                      COM       314211103     412    10000 SH       SOLE               10000
                                                                6833   166000 SH       DEFINED    01     165000          1000
Fidelity National Financial              COM       31620R105   14610  1000000 SH       SOLE             1000000
                                                                9944   680600 SH       DEFINED    01     550000        130600
Forest City Enterprises Class            COM       345550107   36136   813133 SH       DEFINED    01     782400         30733
Friedman Billings and Ramsey             COM       358434108     675   215000 SH       SOLE              215000
                                                                2362   752200 SH       DEFINED    01     725000         27200
General Dynamics                         COM       369550108   35088   394287 SH       DEFINED    01     370000         24287
General Electric                         COM       369604103   16867   455000 SH       SOLE              455000
                                                              119596  3226234 SH       DEFINED    01    3000000        226234
Goldman Sachs                            COM       38141G104    2150    10000 SH       DEFINED    01      10000
Home Depot                               COM       437076102     539    20000 SH       SOLE               20000
                                                               27447  1018808 SH       DEFINED    01     900000        118808
Illinois Tool Works                      COM       452308109   11243   210000 SH       SOLE              210000
                                                                1783    33300 SH       DEFINED    01      10000         23300

                                                                                                          VOTING AUTHORITY
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   ---------------------
NAME OF ISSUER                      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
--------------                      -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
Intel                                    COM       458140100   1600     60000 SH       SOLE               60000
                                                               2307     86542 SH       DEFINED    01      80000          6542
International Business Machine           COM       459200101   1081     10000 SH       SOLE               10000
                                                               1146     10600 SH       DEFINED    01      10000           600
International Game Technology            COM       459902102  10982    250000 SH       SOLE              250000
                                                              38445    875150 SH       DEFINED    01     780000         95150
International Speedway                   COM       460335201   6945    168650 SH       DEFINED    01     167300          1350
Investors Title Company                  COM       461804106   8835    230150 SH       DEFINED    01     213300         16850
Johnson and Johnson                      COM       478160104   5002     75000 SH       SOLE               75000
                                                              30795    461689 SH       DEFINED    01     447200         14489
LandAmerica Financial Group              COM       514936103  31125    930500 SH       SOLE              930500
Leucadia National Corp                   COM       527288104   3532     75000 SH       SOLE               75000
                                                               2944     62500 SH       DEFINED    01      60000          2500
Lowes                                    COM       548661107   2149     95000 SH       SOLE               95000
                                                               1330     58800 SH       DEFINED    01      55000          3800
MBIA Inc                                 COM       55262C100  10987    589767 SH       DEFINED    01     585000          4767
Marriott International                   COM       571903202   5298    155000 SH       SOLE              155000
                                                              31712    927786 SH       DEFINED    01     810000        117786
Marsh & McLennan                         COM       571748102   1588     60000 SH       SOLE               60000
                                                              32018   1209594 SH       DEFINED    01    1158000         51594
McGraw-Hill Companies                    COM       580645109  21143    482600 SH       DEFINED    01     480000          2600
Meadowbrook Insurance Company            COM       58319P108   3327    353600 SH       SOLE              353600
Microsoft                                COM       594918104    697     19590 SH       DEFINED    01      10000          9590
News Corporation                         COM       65248E203   6414    301850 SH       DEFINED    01     285000         16850
Northern Trust Corp                      COM       665859104   1532     20000 SH       SOLE               20000
                                                               9190    120000 SH       DEFINED    01     120000
NuStar GP Holdings                       COM       67059L102   2284     80000 SH       SOLE               80000
                                                              11129    389800 SH       DEFINED    01     375000         14800
Pepsico                                  COM       713448108   2543     33500 SH       DEFINED    01      33300           200
Plum Creek Lumber MLP                    COM       729251108  16538    359200 SH       DEFINED    01     350000          9200

                                                                                                   VOTING AUTHORITY
                                                                                                  -------------------
                                    TITLE OF            VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER                       CLASS     CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
--------------                      -------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
Progressive Corp                      COM    743315103    891    46516  SH       DEFINED    01     46516
RLI Corporation                       COM    749607107  35861   631475  SH       DEFINED    01    598637        32838
State Street Corp                     COM    857477103   3280    40400  SH       DEFINED    01     40400
Sysco Corp                            COM    871829107   2653    85000  SH       SOLE              85000
                                                        22127   708961  SH       DEFINED    01    615000        93961
T.Rowe Price                          COM    74144T108    670    11000  SH       SOLE              11000
                                                         9680   159000  SH       DEFINED    01    159000
Tiffany                               COM    886547108   3710    80600  SH       DEFINED    01     80000          600
United Mobile Homes                   COM    903002103    153    13000  SH       DEFINED    01                  13000
United Parcel Service                 COM    911312106  19802   280000  SH       SOLE             280000
                                                        30330   428870  SH       DEFINED    01    360000        68870
Valley National Bank                  COM    919794107   2449   128483  SH       DEFINED    01    125132         3351
W.P. Carey                            COM    92930Y107  31739   956000  SH       DEFINED    01    925200        30800
Wachovia                              COM    929903102    791    20803  SH       DEFINED    01                  20803
Wal-Mart Stores                       COM    931142103   3327    70000  SH       SOLE              70000
                                                        35088   738232  SH       DEFINED    01    655000        83232
Walgreen                              COM    931422109   1333    35000  SH       SOLE              35000
                                                         1156    30360  SH       DEFINED    01     30000          360
Washington Post Co                    COM    939640108   4294     5425  SH       DEFINED    01      5200          225
Washington Real Estate Investm        COM    939653101  12934   411775  SH       DEFINED    01    390300        21475
White Mountains                       COM    G9618E107  19007    36975  SH       SOLE              36975
                                                        52600   102325  SH       DEFINED    01    102325
XL Capital                            COM    G98255105  29009   576608  SH       DEFINED    01    559138        17470